Loss per share (Tables)	12 Months Ended
Jun. 30, 2026
Loss Per Share
Schedule of earnings per share

(a) Earnings used in calculating loss per share

	2026 USD	2025 USD	2024 USD
Loss for the year attributable to owners of the parent	(24,366,196)	(1,972,954)	(1,715,375)
Earnings used in calculating basic and diluted loss per share	(24,366,196)	(1,972,954)	(1,715,375)

(b) Weighted average number of ordinary shares

The Company undertook two share subdivisions during the year: a four-for-one subdivision on 10 November 2025 and a three-for-one subdivision on 28 April 2026. In accordance with IAS 33 the weighted average number of ordinary shares for all periods presented has been restated retrospectively for both subdivisions.

Share issue event	Date	Shares issued	Split factor	Days outstanding	Weighted average
Balance on issue at 1 July 2025	1 Jul 25	11,069,578	12	365	132,834,936
Shares issued to Advaitha Pty Ltd	1 Sep 25	73,748	12	303	734,651
Conversion of SAFE notes of Braiin LLC and Raptor300 Inc	12 Feb 26	326,820	3	139	373,381
Shares issued to Uniqus Consultech Inc for services	12 Feb 26	84,306	3	139	96,317
Shares issued to Karmic Trading and others for services	12 Feb 26	26,275	3	139	30,018
Shares issued to Jasmeet Singh on placement	11 Feb 26	196,638	3	140	226,268
Subscription shares issued to VIS shareholders	12 Feb 26	4,382,603	3	139	5,006,974
Shares issued to acquire Connect Simple Pty Ltd	12 Feb 26	9,636,625	3	139	11,009,514
Shares issued to acquire Mirragin RAS Consulting Pty Ltd	12 Feb 26	353,982	3	139	404,412
Shares issued to acquire Mirragin Project Isidore Pty Ltd	12 Feb 26	63,914	3	139	73,020
Shares issued to acquire Nisus Australia Pty Ltd	12 Feb 26	310,717	3	139	354,984
Shares issued to remaining shareholders of Vega Global Technologies Pty Ltd	12 Feb 26	7,393,914	3	139	8,447,294
Shares issued to Maxim Group LLC for services	12 Feb 26	1,346,978	3	139	1,538,876
Weighted average number of ordinary shares — 2026		206,088,228			161,130,644

	2026 USD	2025 USD	2024 USD
Weighted average number of ordinary shares — basic	161,130,644	132,834,936	132,834,936
Dilutive potential ordinary shares	–	–	–
Weighted average number of ordinary shares — diluted	161,130,644	132,834,936	132,834,936

Basic loss per share (USD)	(0.1512)	(0.0149)	(0.0129)
Diluted loss per share (USD)	(0.1512)	(0.0149)	(0.0129)